CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss and comprehensive loss	$ (3,789,918)	$ (3,109,921)	$ (1,591,588)
Items not involving cash:
Deferred tax recovery	0	0	(78,146)
Depreciation and amortization expense	123,474	103,372	120,768
Share-based payments	892,417	5,433	0
Non-cash listing fee	942,937	0	0
Accretion expense	(241,521)	(667,373)	(189,922)
Interest expense	125,904	168,467	83,705
Gain on debt settlement	0	(106,360)	0
(Gain) loss on change in fair value of warrant liability	(1,598,425)	8,435	0
Gain on change in fair value of conversion feature	(890,136)	0	0
Impairment of equipment	0	0	14,500
Impairment of intangible assets	64,200	0	64,800
Impairment of assets held for sale	(57,072)	0	0
Shares issued for compensation	477,180	65,722	0
Shares issued for restructuring	216,873
Shares issued for services	560,980	0	56,000
Other	0	0	18,176
Total	(2,575,921)	(2,197,479)	(1,121,863)
Changes in working capital:
Accounts receivable	847	1,155	5,316
Prepaid expenses	(5,463)	(20,512)	(3,500)
Accounts payable and accrued liabilities	(255,173)	629,076	596,220
Net cash used in operating activities	(2,835,710)	(1,587,760)	(523,827)
Investing activities
Acquisition of property and equipment	(100,227)	(31,598)	0
Net cash used in investing activities	(100,227)	(31,598)	0
Financing activities
Proceeds from issue of shares	2,092,295	116,522	191,700
Advance of notes payable	495,449	399,985	0
Repayment of notes payable	0	(31,000)	0
Repayment of secured loan	0	0	(12,600)
Advance of convertible debentures payable	442,437	1,180,314	275,000
Proceeds from share subscriptions	61,167	0	120,000
Cash acquired in the Transaction	13,000	0	0
Repayment to related party	(3,595)	(58,765)	0
Bank indebtedness	(7,148)	7,148	(52,025)
Net cash provided by financing activities	3,093,604	1,614,204	522,075
Increase (decrease) in cash	157,668	(5,154)	(1,752)
Cash, beginning of year	0	5,154	6,906
Cash, end of year	$ 157,668	$ 0	$ 5,154